SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)		3 Months Ended						6 Months Ended		7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	[1]	Jun. 30, 2024	Sep. 30, 2023	[1]	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023 [1]	Sep. 30, 2024 [1]	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Other							$ 75,000		$ 150,000				$ 300,000	$ 300,000
General and administrative expenses				$ 1,462,000			$ 313,000	$ 3,553,000	$ 1,391,000				$ 5,230,000	$ 1,984,000
Stardust Power Inc And Subsidiary [Member]
Professional and consulting fees	$ 238,030											$ 1,586,680
Legal and book-keeping services												347,835
Payroll and related taxes												443,672
Marketing and advertisement												119,363
Other												178,148
General and administrative expenses		$ 8,980,965			$ 778,455					$ 1,902,653	$ 11,483,389	$ 2,675,698

[1]	Includes related party amounts of $Nil and $147,497 for the three months ended September 30, 2024 and 2023, respectively and $Nil and $771,935 for the nine months ended September 30, 2024 and from March 16, 2023 to September 30, 2023, respectively.